Additional disclosures - Parent-Only Cash Flow Statements (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Cash Flow Statements, Captions [Line Items]
Profit (loss)	€ (7,708)	€ 8,116	€ 9,315
Adjustments to profit	37,836	23,990	21,714
Net increase/(decrease) in operating assets	(51,385)	(64,593)	(51,550)
Increase (decrease) in operating liabilities	90,356	38,469	27,279
Income tax recovered/(paid)	(2,946)	(2,593)	(3,342)
CASH FLOWS FROM OPERATING ACTIVITIES	66,153	3,389	3,416
Investments (-)	(11,976)	(14,289)	(12,936)
Divestments (+)	4,756	7,060	16,084
CASH FLOWS FROM INVESTING ACTIVITIES	(7,220)	(7,229)	3,148
Issuance of own equity instruments	0	0	0
Disposal of own equity instruments	721	947	989
Payments for acquisition of own equity instrument	(758)	(928)	(1,026)
Dividends paid	0	(3,773)	(3,118)
Issuance/redemption of equity instruments	0	0	0
Other payments related to financing activities	(2,440)	(2,335)	(925)
CASH FLOWS FROM FINANCING ACTIVITIES	(1,909)	(10,122)	(3,301)
EFFECT OF FOREIGN EXCHANGE RATE CHANGES	(4,252)	1,366	(595)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	52,772	(12,596)	2,668
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	101,067	113,663	110,995
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	153,839	101,067	113,663
Banco Santander, S.A. | Reportable Legal Entities
Condensed Cash Flow Statements, Captions [Line Items]
Profit (loss)	(3,557)	3,530	3,301
Adjustments to profit	12,938	2,206	11,576
Net increase/(decrease) in operating assets	7,513	(13,370)	(17,566)
Increase (decrease) in operating liabilities	21,199	45	13,411
Income tax recovered/(paid)	(251)	743	(279)
CASH FLOWS FROM OPERATING ACTIVITIES	37,842	(6,846)	10,443
Investments (-)	(8,001)	(7,094)	(1,472)
Divestments (+)	4,738	1,952	10,197
CASH FLOWS FROM INVESTING ACTIVITIES	(3,263)	(5,142)	8,725
Issuance of own equity instruments	0	0	0
Disposal of own equity instruments	615	829	805
Payments for acquisition of own equity instrument	(615)	(829)	(816)
Issuance of debt securities	3,722	1,056	2,750
Redemption of debt securities	(2,348)	(4,578)	(827)
Dividends paid	0	(3,773)	(3,118)
Other payments related to financing activities	(287)	(382)	(2)
CASH FLOWS FROM FINANCING ACTIVITIES	1,087	(7,677)	(1,208)
EFFECT OF FOREIGN EXCHANGE RATE CHANGES	(576)	205	237
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	35,090	(19,460)	18,197
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	32,471	51,931	33,734
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	€ 67,561	€ 32,471	€ 51,931